Income Taxes (Deferred Tax Assets and Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$ 24,315	$ 25,689
Other real estate owned	3,652	3,224
Impairment charges on available-for-sale securities	6,086	5,959
Accrued expenses	137	137
Net unrealized gains on available for sale investment securities	14,791
Other	6,917	7,411
Total deferred tax assets	55,898	42,420
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(19,837)	(18,266)
Net unrealized gains on available for sale investment securities		(1,171)
Identified intangible assets and goodwill	(21,386)	(20,169)
Other	(16,300)	(13,099)
Total deferred tax liabilities	57,523	52,705
Total deferred tax liability	$ (1,625)	$ (10,285)